DISPOSITION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 property	Dec. 31, 2023 CAD ($) property
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Number of income producing properties, disposed | property	0	2
Gross proceeds		$ 45.3
Broker commissions, legal and advisory costs		1.5
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets		$ 3.6